Borrowings - Summary of Long-term Bills Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.96%
Borrowings maturity	February 2019
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.96%
Borrowings maturity	March 2019
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.00%
Borrowings maturity		December 2017